Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 44,892	$ 1,446,364
Accounts receivable, net	523,276	487,240
Inventories, net	663,035	600,591
Other current assets	134,613	96,965
Total Current Assets	1,365,816	2,631,160
Property, plant and equipment, net	5,157,229	3,592,813
Goodwill	2,399,118	2,160,290
Other intangibles, net	501,282	506,349
Other noncurrent assets	127,974	101,899
Total Assets	9,551,419	8,992,511
Current Liabilities:
Accounts payable	210,808	183,638
Accrued salaries, benefits and payroll taxes	51,434	44,255
Pension and postretirement benefits	9,942	13,652
Accrued insurance and other taxes	63,543	64,958
Current maturities of long-term debt	390,042	299,909
Other current liabilities	60,981	87,804
Total Current Liabilities	786,750	694,216
Long-term debt	2,730,439	2,727,294
Pension, postretirement and postemployment benefits	134,469	244,043
Deferred income taxes, net	705,564	410,723
Other noncurrent liabilities	244,785	233,758
Total Liabilities	4,602,007	4,310,034
Equity:
Common stock ($0.01 par value; 100,000,000 shares authorized; 62,515,000 and 62,873,000 shares outstanding at December 31, 2018 and 2017, respectively)	624	628
Preferred stock ($0.01 par value; 10,000,000 shares authorized; no shares outstanding)
Additional paid-in capital	3,396,059	3,368,007
Accumulated other comprehensive loss	(143,579)	(129,104)
Retained earnings	1,693,259	1,440,069
Total Shareholders’ Equity	4,946,363	4,679,600
Noncontrolling interests	3,049	2,877
Total Equity	4,949,412	4,682,477
Total Liabilities and Equity	$ 9,551,419	$ 8,992,511